LKCM Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Banks - 5.2%
Bank of America Corp.	160,000	$6,067,200
Cullen/Frost Bankers, Inc.	65,000	7,317,050
JPMorgan Chase & Co.	68,000	13,620,400
		27,004,650

Beverages - 2.6%
Coca-Cola Co.	95,000	5,812,100
PepsiCo, Inc.	45,000	7,875,450
		13,687,550

Biotechnology - 1.5%
Amgen, Inc.	28,000	7,960,960

Broadline Retail - 1.2%
Amazon.com, Inc.(a)	35,000	6,313,300

Chemicals - 4.9%
Ecolab, Inc.	55,000	12,699,500
FMC Corp.	80,000	5,096,000
Linde PLC(b)	17,200	7,986,304
		25,781,804

Commercial Services & Supplies - 5.1%
Cintas Corp.	16,000	10,992,480
Waste Connections, Inc. (b)	90,000	15,480,900
		26,473,380

Construction & Engineering - 2.6%
Fluor Corp.(a)	125,000	5,285,000
Valmont Industries, Inc.	35,000	7,989,800
		13,274,800

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	18,000	11,050,920

Electrical Equipment - 2.5%
Emerson Electric Co.	75,000	8,506,500
Generac Holdings, Inc.(a)	35,000	4,414,900
		12,921,400

Electronic Equipment, Instruments & Components - 4.0%
Teledyne Technologies, Inc.(a)	25,000	10,733,000
Trimble, Inc.(a)	160,000	10,297,600
		21,030,600

Financial Services - 1.0%
Mastercard, Inc. - Class A	10,600	5,104,642

Food Products - 0.9%
Kraft Heinz Co.	120,000	4,428,000

Ground Transportation - 1.1%
Union Pacific Corp.	24,000	5,902,320

Health Care Equipment & Supplies - 3.7%
Alcon, Inc. (b)	60,000	4,997,400
Neogen Corp.(a)	450,000	7,101,000
Stryker Corp.	20,000	7,157,400
		19,255,800

Household Durables - 0.8%
Newell Brands, Inc.	500,000	4,015,000

Household Products - 2.2%
Kimberly-Clark Corp.	50,000	6,467,500
Procter & Gamble Co.	30,000	4,867,500
		11,335,000

Interactive Media & Services - 3.2%
Alphabet, Inc. - Class A(a)	110,000	16,602,300

IT Services - 1.9%
Akamai Technologies, Inc.(a)	90,000	9,788,400

Life Sciences Tools & Services - 3.4%
Danaher Corp.	35,750	8,927,490
Thermo Fisher Scientific, Inc.	15,000	8,718,150
		17,645,640

Machinery - 6.8%
Chart Industries, Inc.(a)	37,000	6,094,640
Franklin Electric Co., Inc.	85,000	9,078,850
IDEX Corp.	20,000	4,880,400
Toro Co.	80,000	7,330,400
Xylem, Inc./NY	60,000	7,754,400
		35,138,690

Marine Transportation - 2.0%
Kirby Corp.(a)	110,000	10,485,200

Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	42,500	6,703,950
ConocoPhillips	100,000	12,728,000
Coterra Energy, Inc.	384,000	10,705,920
Kimbell Royalty Partners LP	160,000	2,483,200
		32,621,070

Pharmaceuticals - 4.3%
Merck & Co., Inc.	80,000	10,556,000
Pfizer Inc.	145,000	4,023,750
Zoetis, Inc.	47,000	7,952,870
		22,532,620

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	15,000	13,553,400

Software - 14.7%
Adobe, Inc.(a)	18,000	9,082,800
Microsoft Corp.	97,500	41,020,200
Oracle Corp.	120,000	15,073,200
Roper Technologies, Inc.	20,000	11,216,800
		76,393,000

Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	90,000	6,078,600
O'Reilly Automotive, Inc.(a)	7,135	8,054,559
The Home Depot, Inc.	26,500	10,165,400
		24,298,559

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	96,000	16,462,080

Trading Companies & Distributors - 2.8%
FTAI Aviation Ltd. (b)	220,000	14,806,000
TOTAL COMMON STOCKS (Cost $234,304,768)		505,867,085

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(c)	13,930,877	13,930,877
TOTAL SHORT-TERM INVESTMENTS (Cost $13,930,877)		13,930,877

TOTAL INVESTMENTS - 100.0% (Cost $248,235,645)		$519,797,962
Liabilities in Excess of Other Assets - 0.0%(d)		(193,662)
TOTAL NET ASSETS - 100.0%		$519,604,300

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate shown represents the 7-day effective yield as of March 31, 2024.
(d) Represents less than 0.05% of net assets.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

LCKM EQUITY FUND Sector Classification as of March 31, 2024
(% of Net Assets)
Information Technology	26.4%
Industrials	22.9
Health Care	12.9
Materials	7.0
Consumer Discretionary	6.7
Energy	6.3
Financials	6.2
Consumer Staples	5.7
Communication Services	3.2
Money Market Funds	2.7
Liabilities in Excess of Other Assets	0.0 (a)
100.0%

(a)  Represents less than 0.05% of net assets.

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	505,867,085	–	–	505,867,085
Money Market Funds	13,930,877	–	–	13,930,877
Total Assets	519,797,962	–	–	519,797,962

Refer to the Schedule of Investments for industry classifications.